Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Global Income Trust
Entity Central Index Key	0000794614
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class A
Trading Symbol	PGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.91%
[1],[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 214,824,599
Holdings Count | $ / shares	658	[3]
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class C
Trading Symbol	PGGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.66%
[4],[5]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%
Net Assets	$ 214,824,599
Holdings Count | $ / shares	658	[6]
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class R
Trading Symbol	PGBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$58	1.16%
[7],[8]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 214,824,599
Holdings Count | $ / shares	658	[9]
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class R5
Trading Symbol	PGGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$28	0.55%
[10],[11]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 214,824,599
Holdings Count | $ / shares	658	[12]
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class R6
Trading Symbol	PGGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.48%
[13],[14]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 214,824,599
Holdings Count | $ / shares	658	[15]
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class Y
Trading Symbol	PGGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$33	0.66%
[16],[17]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 214,824,599
Holdings Count | $ / shares	658	[18]
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.